Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in Net Assets Before Plan Transfer per the financial statements	$ 157,431,637
Distributions allocated to withdrawing participants at end of year	(399,671)
Distributions allocated to withdrawing participants at start of year	443,149
Net income per Form 5500	$ 157,475,115